Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income tax (expense) benefit	$ (30.1)	$ (15.5)	$ 56.7
Change in valuation allowances of deferred tax assets		(13.0)	107.1
Change in amount due to likelihood of realization			75.0
Valuation allowances against these loss carryforwards	15.2
Undistributed earnings of non-United States subsidiaries	228
Income tax payments	30.8	32.6	9.5
Income tax refunds	13.0	1.0	7.7
Liability for uncertain tax positions	14.5
Income tax penalties and interest expense	2.3	1.5	0.9
Combined State
Income Taxes [Line Items]
Net operating loss carryforwards	313.9
Foreign Subsidiaries
Income Taxes [Line Items]
Net operating loss carryforwards	72.0
Valuation Allowance, Operating Loss Carryforwards
Income Taxes [Line Items]
Change in valuation allowances of deferred tax assets			$ 32.1